Segment Information_Operating Revenues From External Customers For Each Service(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	₩ 10,859,687	₩ 10,192,182	₩ 7,444,942
Total
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	10,859,687	10,192,182	7,444,942
Banking service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	6,579,169	6,245,316	5,454,100
Securities service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	997,898	1,074,365	184,856
Non-life insurance service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	1,183,394	1,121,108	0
Credit card service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	1,524,695	1,276,803	1,269,573
Life insurance service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	113,238	129,513	139,847
Other service
Operating Revenes From External Customers For Each Service Line Items [Line Items]
Operating Revenes From External Customers	₩ 461,293	₩ 345,077	₩ 396,566